Inventory, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Inventory Write-down	$ 10.6	$ 39.8
Nutrition And Other [Member]
Inventory [Line Items]
Inventory Write-down	3.4	11.6
Connected Fitness [Member]
Inventory [Line Items]
Inventory Write-down	$ 7.2	$ 28.1